Intangible Assets - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill impairment expenses	$ 54,984,000	$ 54,984,000
Amortization expenses		$ 552,500
iDoc
Goodwill impairment expenses			$ 95,076	$ 0
Amortization intangible assets long lived life			5 years
Amortization expenses			$ 3,000	$ 3,000
Intangible assets impairment expenses			$ 9,000